WBI BullBear Quality 3000 ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 10.2%
	Capital Goods - 1.0%
1,727	Northrop Grumman Corp.	$522,504
	Diversified Financials - 1.0%
2,270	S&P Global, Inc.	556,263
	Health Care Equipment & Services - 1.1%
1,883	Humana, Inc.	591,300
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
2,797	Amgen, Inc.	567,036
1,821	Biogen, Inc. *	576,128
		1,143,164
	Retailing - 1.0%
18,363	eBay, Inc. +	551,992
	Semiconductors & Semiconductor Equipment - 2.0%
2,113	NVIDIA Corp.	556,987
8,085	QUALCOMM, Inc. +	546,950
		1,103,937
	Software & Services - 2.0%
1,726	Adobe Systems, Inc. *	549,282
11,743	Oracle Corp.	567,539
		1,116,821
	TOTAL COMMON STOCKS (Cost $5,510,189)	5,585,981

	EXCHANGE TRADED FUNDS - 2.1%
16,712	Vanguard Intermediate-Term Treasury ETF	1,179,031
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,138,581)	1,179,031

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 87.7%
48,043,431	U.S. Bank Money Market Deposit Account, 0.25%	48,043,431
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,043,431)	48,043,431

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
863,473	Mount Vernon Liquid Assets Portfolio, LLC, 0.89% (a)(b)	863,473
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $863,473)	863,473

	TOTAL INVESTMENTS - 101.6% (Cost $55,555,674)	55,671,916
	Liabilities in Excess of Other Assets - (1.6)%	(872,083)
	NET ASSETS - 100.0%	$54,799,833

*	Non-income producing security.
+	All or portion of this security is on loan as of March 31, 2020. Total value of securities on loan is $817,291.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.